Note 22 - Income Tax - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance	$ 2,344	$ 1,468
Gross increases for tax positions of prior periods	151	908
Amount recognized on acquisitions	1,826	0
Reduction for lapses in applicable statutes of limitations	(262)	(87)
Foreign currency translation	(11)	55
Balance	$ 4,048	$ 2,344